Commitments, Contingencies and Tax Obligation (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2015
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 9,000	$ 18,000	$ 15,000	$ 35,000	$ 52,000	$ 71,000	$ 902,000
Contractual Obligation, Due in Next Twelve Months	11,500		11,500		21,000		21,000
Accrued Payroll Taxes, Current					185,000		185,000
Accrued Payroll Taxes					80,000	81,000	80,000
Operating Leases, Future Minimum Payments Receivable, Total					17,000		17,000
Purchase Commitment For Purchase Of Machines To Be Sold	63,500		63,500
Employment and Consulting Agreements [Member]
Commitments And Contingencies Disclosure [Line Items]
Officers Compensation	155,000	$ 192,000	299,000	$ 386,000
Operating Leases, Future Minimum Payments Due	144,000		144,000
South African Revenue Service [Member]
Commitments And Contingencies Disclosure [Line Items]
Accrued Payroll Taxes, Current						185,000
Accrued Payroll Taxes	103,000		103,000		80,000		80,000
SPOAG [Member]
Commitments And Contingencies Disclosure [Line Items]
Accrued Payroll Taxes	77,000		77,000		53,000		53,000
Consultant [Member] | Employment and Consulting Agreements [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Future Minimum Payments Due	$ 58,000		$ 58,000
Subsequent Event [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Future Minimum Payments Receivable, Total								$ 11,000
Accrued Services Minimum Due Amount								$ 75,000
Subsequent Event [Member] | Purchase Order Issued On December 31 2014 [Member]
Commitments And Contingencies Disclosure [Line Items]
Purchase Commitment For Purchase Of Machines To Be Sold					415,000		415,000
Subsequent Event [Member] | Consultant [Member]
Commitments And Contingencies Disclosure [Line Items]
Stock Issuable Shares On Monthly Basis For Services					30,000		30,000
Executive Officer [Member]
Commitments And Contingencies Disclosure [Line Items]
Officers Compensation					814,000	$ 990,000	$ 6,896,000
Office Facility [Member]
Commitments And Contingencies Disclosure [Line Items]
Monthly Lease Rental					1,800
Workshop Facility [Member]
Commitments And Contingencies Disclosure [Line Items]
Monthly Lease Rental					$ 900